Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Standards Update and Change in Accounting Principle [Abstract]
Percent of interest in the General Partners Controlling Interest	53.00%	53.00%
Interest in the General Partners Controlling Interest (in shares)	2,295,033	2,295,033
Cash transactions	$ 0	$ 0	$ 0